Lease Obligations (Tables)	12 Months Ended
Jun. 30, 2026
Lease Obligations [Abstract]
Schedule of Operating Leases
Supplemental balance sheet information related to operating leases was as follows:

	June 30, 2026	June 30, 2025
	$	$
Operating Leases:
Operating lease right-of-use asset	220,869	726,838

Current operating lease liabilities	—	435,507
Noncurrent operating lease liabilities	—	305,755

Total operating lease liabilities	—	741,262

Weighted average remaining lease terms and discount rates to operating leases were as follows:

	June 30, 2026	June 30, 2025
Operating Leases:
Weighted average remaining lease term (in years):	0.17	1.66
Weighted average discount rate:	6.22%	6.28%
Supplemental cash flow information during the year ended June 30, 2026 and 2025 related to operating leases was as follows:

	Year Ended June 30,
	2026	2025
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows related to operating leases	$745,529	$429,880